Long-Term Prepayments and Other Non-Current Assets	12 Months Ended
Jun. 30, 2020
Long Term Prepayment And Other Non Assets [Abstract]
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

NOTE 9 –LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

Long-term prepayments and other non-current assets as of June 30, 2020 and 2019, consisted of the following:

Description	2020	2019
Deposits paid for lease assets	$353,132	$363,652
Deposits paid for land	1,412,529	727,304
Performance deposits*	2,683,806	2,763,758
Total	$4,449,467	$3,854,714

*	E-Home Pingtan entered into three pieces agreements with three new outlets for the cooperation. This refundable performance deposits were mainly paid for the business introduction that the outlets will promise to refer the business and customers to E-Home Pingtan within three years.